Inventories, Net - Schedule of Inventories and Reserve of Inventories (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories and Reserve of Inventories [Abstract]
Finished goods	[1]	$ 226,675	$ 537,489
Work in progress	[2]	31,492	72,849
Raw materials	[3]	316,887	309,393
Subtotal		575,054	919,731
Less: provision for inventories		(50,397)	(90,853)	$ (196,151)
Inventories, net		$ 524,657	$ 828,878

[1]	Finished goods included battery packs, e-bicycles and electronic control systems.
[2]	Work in progress included work in progress of electronic control system.
[3]	Raw materials included components and parts for manufacturing electronic control system and the provision of maintenance service.